FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities		R$ (89,953,553)	R$ (76,925,818)
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		(58,189,315)	(50,558,181)
Amortized cost | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(38,161,392)	(33,952,162)
Amortized cost | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(5,187,849)	(4,184,525)
Amortized cost | Consideration payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(246,256)	(203,094)
Amortized cost | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	(1,067,839)	(476,895)
Amortized cost | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(6,509,753)	(5,275,794)
Amortized cost | Railroad concession payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(3,721,190)	(3,565,373)
Amortized cost | Related parties payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(417,488)	(323,238)
Amortized cost | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(96,722)	(549,054)
Amortized cost | Reduction of capital payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(486,285)
Amortized cost | Sectorial financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(2,040,239)	(1,810,698)
Amortized cost | Installment of tax debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(254,302)	(217,348)
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(31,764,238)	(26,367,637)
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(28,294,034)	(22,952,492)
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities		R$ (3,470,204)	R$ (3,415,145)

[1]	The Company's subsidiaries adopt strategies to optimize working capital efficiency, including extending payment terms with their suppliers and entering into structured payment agreements (also known as reverse factoring or drawn risk) with financial institutions.At Rumo, these operations relied on top-tier funds and banks as counterparties, at an average rate of 11.05% p.a. (12.42% p.a. on December 31, 2023). The average term of these operations is approximately 35 days (111 days at December 31, 2023). The accounting transfer of amounts from the suppliers account to this item is a non-cash transaction and is therefore not presented in the Cash Flow Statement. The liquidation flow of the balance, in turn, is classified under operating or investment activities, according to the classification of the object of the purchase. The financial charges embedded in the transaction are recorded in “Interest on Commercial Contracts” of the financial result, totaling R$48,275 in the year ended December 31, 2024 (R$91,597 on December 31, 2023).The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the Statement of Cash Flows under operating activities, as it better represents cash expenditure from the perspective of the Company's operations.At Comgás, on December 31, 2024, the balance of receivables in advance from suppliers to financial institutions was R$132,999 (R$133,937 on December 31, 2023). The payment period for these operations is up to 90 days.The drawn risk operation is an option for the supplier and does not alter the commercial conditions established between the parties (term and value of the service). Suppliers anticipate receivables by accepting the terms, including the fees for anticipating these operations. The Company has no influence over the supplier's decision, nor does it receive any benefit from the bank in this operation.